UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04993

Nicholas Limited Edition, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2005

Date of reporting period: 09/30/2005

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS (UNAUDITED) Nicholas Limited Edition, Inc. AS OF: 09/30/05 VALUE -------------- Equity ( 91.50%) ------------------------------------------------------------- Consumer Discretionary - Hotels, Restaurants & Leisure ( 4.39%) 66,250 Applebee's International, Inc. $ 1,370,713 38,000 International Speedway Corporation - Class A 1,993,860 50,800 Matthews International Corporation 1,919,732 17,500 P.F. Chang's China Bistro, Inc. (*) 784,525 57,500 Shuffle Master, Inc. (*) 1,519,725 -------------- 7,588,555 -------------- Consumer Discretionary - Media ( 2.99%) 58,000 Journal Communications, Inc. 864,200 180,000 Radio One, Inc. - Class A (*) 2,367,900 104,477 Salem Communications Corporation (*) 1,926,556 -------------- 5,158,656 -------------- Consumer Discretionary - Retail ( 3.27%) 30,000 A.C. Moore Arts & Crafts, Inc. (*) 575,400 105,000 O'Reilly Automotive, Inc. (*) 2,958,900 17,500 Tractor Supply Company (*) 798,875 40,000 United Auto Group, Inc. 1,321,600 -------------- 5,654,775 -------------- Consumer Discretionary - Consumer Services ( 0.82%) 15,000 Strayer Education, Inc. 1,417,800 -------------- Consumer Staples - Food, Beverage & Tobacco ( 0.70%) 25,000 J.M. Smucker Company (The) 1,213,500 -------------- Consumer Staples - Food & Staple Retail ( 0.44%) 105,200 Fresh Brands, Inc. 757,440 -------------- Energy ( 3.93%) 130,000 Contango Oil & Gas Company (*) 1,565,200 33,500 Crosstex Energy, Inc. 2,142,660 15,500 Denbury Resources Inc. (*) 781,820 320,400 Exploration Company of Delaware (The) (*) 2,306,880 -------------- 6,796,560 -------------- Exchange Traded Fund ( 1.39%) 35,000 iShares Russell 2000 Growth Index Fund 2,407,650 -------------- Financials - Banks ( 2.97%) 101,000 Baylake Corp. 1,833,150 55,000 Commerce Bancorp, Inc. 1,687,950 60,000 FirstMerit Corporation 1,607,400 -------------- 5,128,500 -------------- Financials - Diversified ( 6.84%) 37,500 Affiliated Managers Group, Inc. (*) 2,715,750 24,000 Asset Acceptance Capital Corp. (*) 719,280 90,000 Eaton Vance Corp. 2,233,800 45,000 Edwards (A.G.), Inc. 1,971,450 58,300 National Financial Partners Corporation 2,631,662 80,000 Waddell & Reed Financial, Inc. 1,548,800 -------------- 11,820,742 -------------- Financials - Insurance ( 5.22%) 60,000 Brown & Brown, Inc. 2,981,400 112,500 HCC Insurance Holdings, Inc. 3,209,625 25,500 IPC Holdings, Ltd. 832,575 53,400 Willis Group Holdings Limited 2,005,170 -------------- 9,028,770 -------------- Health Care - Equipment ( 9.19%) 45,000 Advanced Medical Optics, Inc. (*) 1,707,750 95,000 Animas Corporation (*) 1,491,500 4,800 Conor Medsystems, Inc. (*) 112,800 27,197 Cooper Companies, Inc. (The) 2,083,562 55,000 ICU Medical, Inc. (*) 1,581,800 25,100 Kinetic Concepts, Inc. (*) 1,425,680 71,200 MWI Veterinary Suppl y, Inc. (*) 1,420,440 72,100 Micrus Endovascular Corporation (*) 713,069 47,500 Molecular Devices Corporation (*) 992,275 74,000 Respironics, Inc. (*) 3,121,320 50,000 Wright Medical Group, Inc. (*) 1,234,000 -------------- 15,884,196 -------------- Health Care - Services ( 8.43%) 33,000 Advisory Board Company (The) (*) 1,717,320 80,000 AmSurg Corp. (*) 2,188,800 67,500 DaVita, Inc. (*) 3,109,725 27,500 IDEXX Laboratories, Inc. (*) 1,839,200 110,000 Priority Healthcare Corporation (*) 3,064,600 104,000 VCA Antech, Inc. (*) 2,654,080 -------------- 14,573,725 -------------- Health Care - Pharmaceuticals & Biotechnology ( 4.14%) 10,100 Axcan Pharma Inc. (*) 130,492 49,000 Charles River Laboratories International, Inc. (*) 2,137,380 82,500 Medicis Pharmaceutical Corporation - Class A 2,686,200 30,000 Taro Pharmaceutical Industries Ltd. (*) 771,900 25,000 Techne Corporation (*) 1,424,500 -------------- 7,150,472 -------------- Industrials - Capital Goods ( 6.60%) 20,000 Ceradyne, Inc. (*) 733,600 43,000 DRS Technologies, Inc. 2,122,480 72,750 Engineered Support Systems, Inc. 2,985,660 27,500 Fastenal Company 1,679,975 50,150 Graco Inc. 1,719,142 65,000 MSC Industrial Direct Co., Inc. - Class A 2,156,050 -------------- 11,396,907 -------------- Industrials - Commercial Services & Supplies ( 5.43%) 65,000 Brady Corporation 2,011,100 21,061 ChoicePoint Inc. (*) 909,203 4,500 Corporate Executive Board Company (The) 350,910 65,000 Mine Safety Appliances Company 2,515,500 50,000 Mobile Mini, Inc. (*) 2,167,500 25,000 Stericycle, Inc. (*) 1,428,750 -------------- 9,382,963 -------------- Industrials - Transportation ( 1.49%) 17,500 C.H. Robinson Worldwide, Inc. 1,122,100 59,500 Knight Transportation, Inc. 1,449,420 -------------- 2,571,520 -------------- Information Technology - Communication Equipment ( 1.17%) 110,000 Andrew Corporation (*) 1,226,500 75,000 Tellabs, Inc. (*) 789,000 -------------- 2,015,500 -------------- Information Technology - Hardware & Equipment ( 7.17%) 67,300 DTS, Inc. (*) 1,133,332 1,900 Dolby Laboratories, Inc. (*) 30,400 95,000 Emulex Corporation (*) 1,919,950 105,000 FLIR Systems, Inc. (*) 3,105,900 125,000 Packeteer, Inc. (*) 1,568,750 40,900 Plantronics, Inc. 1,260,129 90,000 Tekelec (*) 1,885,500 125,000 Vishay Intertechnology, Inc. (*) 1,493,750 -------------- 12,397,711 -------------- Information Technology - Software & Services ( 8.84%) 92,500 Asia Satellite Telecommunications Holdings Limited 1,735,300 65,000 Business Objects S.A. (*) 2,259,400 57,500 FactSet Research System Inc. 2,026,300 900 Heartland Payment Systems, Inc. (*) 21,474 30,000 Hyperion Solutions Corporation (*) 1,459,500 123,000 Keane, Inc. (*) 1,405,890 30,000 NAVTEQ Corporation (*) 1,498,500 90,000 Plexus Corp. (*) 1,538,100 117,500 TESSCO Technologies Incorporated (*) 1,536,900 35,000 Websense, Inc. (*) 1,792,350 -------------- 15,273,714 -------------- Information Technology - Semiconductors & Equipment ( 4.91%) 135,000 AMIS Holdings, Inc. (*) 1,601,100 105,000 Entegris, Inc. (*) 1,186,500 35,000 MICROS Systems, Inc. (*) 1,531,250 150,000 Micrel, Incorporated (*) 1,684,500 115,000 Wright Express Corporation (*) 2,482,850 -------------- 8,486,200 -------------- Materials ( 1.17%) 40,500 AptarGroup, Inc. 2,017,305 -------------- ------------ TOTAL Equity (COST: $ 117,011,174) 158,123,161 ============ Commercial Paper ( 7.47%) ------------------------------------------------------------- $ 500,000 CVS Corporation 10/13/05, 3.79% 499,473 1,000,000 Fiserv, Inc. 10/03/05, 3.75% 1,000,000 1,800,000 Fiserv, Inc. 10/18/05, 3.80% 1,797,150 400,000 Fiserv, Inc. 10/17/05, 3.80% 399,409 2,000,000 General Mills Inc. 10/04/05, 3.75% 1,999,792 1,000,000 John Deere Capital Corporation 10/25/05, 3.80% 997,678 1,400,000 Kraft Foods Inc. 10/20/05, 3.77% 1,397,507 1,100,000 Morgan Stanley 10/03/05, 3.62% 1,100,000 750,000 SBC Communications Inc. 10/06/05, 3.63% 749,773 700,000 SBC Communications Inc. 10/17/05, 3.73% 698,985 975,000 Sara Lee Corporation 10/12/05, 3.71% 974,096 1,300,000 Walt Disney Company (The) 11/14/05, 3.86% 1,294,146 -------------- 12,908,009 ------------ TOTAL Commercial Paper (COST: $ 12,908,009) 12,908,009 ============ Variable Rate Demand Note ( 1.33%) ------------------------------------------------------------- 100,060 American Family Financial Services, Inc. 100,060 2,204,267 Wisconsin Corporate Central Credit Union 2,204,267 -------------- 2,304,327 ------------ TOTAL Rate Variable Demand Note (COST: $ 2,304,327) 2,304,327 ============ TOTAL SECURITY HOLDINGS (100.30%): 173,335,497 LIABILITIES, NET OF OTHER ASSETS: -526,138 ------------ TOTAL NET ASSETS: $172,809,359 ============ ( ) - % OF NET ASSETS (*) - NON-INCOME PRODUCING As of September 30, 2005, investment cost for federal tax purposes was $132,224,829 and the tax basis components of unrealized appreciation/depreciation were as follows: Unrealized appreciation ........................ $46,120,989 Unrealized depreciation ....................... (5,010,321) ----------- Net unrealized appreciation ................... $41,110,668 ----------- ----------- For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a)  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 11/28/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 11/28/2005

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 11/28/2005